Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

(In thousands)	December 31, 2013	December 31, 2014
Assets
Current assets:
Cash and cash equivalents	28,863	309,457
Due from subsidiaries and consolidated VIEs	25,859	67,397
Prepayments and other current assets	653	6,709

Total current assets	55,375	383,563

Non-current assets:
Intangible assets, net	1,017	394
Investments in subsidiaries and consolidated VIEs	67,009	82,360

Total assets	123,401	466,317

Liabilities
Current liabilities:
Accounts payable	807	101
Deferred revenue and income, current portion	—	211
Accrued liabilities and other payables	924	2,328

Total current liabilities	1,731	2,640

Non-current liabilities:
Deferred revenue and income, non-current	—	842
Warrants liabilities	2,186	—
Due to related parties, non-current portion	—	4,137
Other long-term payable	—	807

Total liabilities	3,917	8,426

Commitments and contingencies
Mezzanine equity	40,290	—
Shareholders’ equity
Series C convertible non-redeemable preferred shares	1	—
Series B convertible non-redeemable preferred shares	8	—
Series A-1 convertible non-redeemable preferred shares	9	—
Series A convertible non-redeemable preferred shares	7	—
Common shares	15	82
Treasury shares 9,073,732 shares as at December 31, 2013 and 30,274,602 shares as at December 31, 2014	2	7
Other shareholders’ equity	79,152	457,802

Total Xunlei Limited’s shareholders’ equity	79,194	457,891

Total liabilities, mezzanine equity and shareholders’ equity	123,401	466,317

Schedule of Condensed Statements of Operations

Condensed statements of operations

	Years ended December 31,
(In thousands)	2012	2013	2014
Revenues	—	—	—

Cost of revenues	(3,075)	(2,264)	(1,673)

Gross profit	(3,075)	(2,264)	(1,673)

Operating expenses
Research and development expenses	(1,369)	—	—
Sales and marketing expenses	(489)	(241)	—
General and administrative expenses	(1,315)	(972)	(996)

Total operating expenses	(3,173)	(1,213)	(996)

Operating loss	(6,248)	(3,477)	(2,669)

Interest income	1,089	706	6,171
Interest expense	—	—	(163)
Other (loss) / income, net	(885)	1,651	7,602
Income from subsidiaries and consolidated VIEs	6,547	11,782	(129)

Income before income tax	503	10,662	10,812
Income tax	—	—	—

Net income	503	10,662	10,812
Net income attributable to the non-controlling interest	—	—	—

Net income attributable to Xunlei Limited’s common shareholders	503	10,662	10,812

Schedule of Condensed Statement of Cash Flows

Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2012	2013	2014
Cash flows from operating activities
Net cash generated from / (used in) operating activities	695	4,708	(41,485)
Cash flows from investing activities
Net cash used in investing activities	(37,302)	(3,843)	(10,333)
Cash flows from financing activities
Net cash generated from / (used in) financing activities	35,488	(2,242)	332,412

Net (decrease) / increase in cash and cash equivalents	(1,119)	(1,377)	280,594
Cash and cash equivalents at beginning of year	31,359	30,240	28,863
Effect of exchange rates on cash and cash equivalents	—	—	—

Cash and cash equivalents at end of year	30,240	28,863	309,457